Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0	$ 0